Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Components Of Deferred Tax Assets And Liabilities [Abstract]
Allowance for loan losses	$ 1,571	$ 1,338
Unrealized loss on securities		367
Other	10	30
Deferred tax assets	1,581	1,735
Premises and equipment	(370)	(311)
Federal Home Loan Bank stock dividends	(376)	(376)
Deferred loan fees	(241)	(240)
Prepaid expenses	(111)	(76)
Unrealized gain on securities	(19)
Other	(338)	(286)
Deferred tax liabilities	(1,455)	(1,289)
Net deferred tax asset	$ 126	$ 446